Segment reporting - Reconciliation of information on reportable segment to the amounts reported in the financial statements (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit before income tax
Net effect from recognition of deferred net revenues		$ 10,052	$ 22,231	$ 8,391
Depreciation and amortization		(6,181)	(6,276)	(6,901)
Finance income	$ 1,721	3,715	5,248	1,868
Finance expenses	(3,926)	(7,558)	(4,047)	(2,191)
Share-based payments expense		(1,278)	(2,032)	(3,751)
Goodwill related adjustment				62,828
Impairment loss on trade receivables and loans receivable		(22)	(5,919)	(29,987)
Change in fair value of share warrant obligation and other financial instruments		913	10,946	2,767
Impairment loss on Intangible assets				(547)
Share of loss of equity-accounted associates		(7,524)	(515)	(10,121)
Other operating income	719	2,232	2,053	1,327
Profit before income tax	$ 11,173	30,043	49,994	11,170
Nexters Global Ltd
Profit before income tax
Management EBITDA		49,894	43,975	126,815
All other segments
Profit before income tax
Management EBITDA		$ (14,200)	$ (15,670)	$ (13,672)